TRADE RECEIVABLES AND OTHER - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of trade and other receivables [line items]
Contract assets	€ 15,000,000		€ 19,000,000
Total factored assets	574,000,000		639,000,000
Factored assets derecognized	368,000,000		345,000,000
Debt due factor	6,000,000		0
Unbilled Tooling Costs
Disclosure of trade and other receivables [line items]
Contract assets	4,000,000		€ 6,000,000
United States | Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 200,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	250,000,000
France | Factoring Receivable, Recourse Line
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	20,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 200,000,000